LEASE (Tables)	12 Months Ended
Sep. 30, 2024
LEASE
Schedule of supplemental balance sheet information relating to operating leases

	2024		2023
Operating lease right-of-use assets	$13,122		$54,356

Operating lease liabilities, current	13,122		41,650
Operating lease liabilities, non-current	—		12,706

Total operating lease liabilities	$13,122		$54,356

Weighted average remaining lease term	4.7	months	15	months

Weighted average discount rate	4.3%		4.3%

Schedule of lease expenses recognized in the consolidated statements of operations and supplemental cash flow information related to operating leases

	2024	2023
Operating lease expenses – third party	43,691	$41,908
Short-term lease	—	$1,629

Cash paid for operating leases	43,691	$41,744

Right-of-use assets obtained in exchange for operating new lease liabilities	—	$94,687

Schedule of minimum future lease payments under non-cancellable operating leases

Minimum future lease payments under non-cancellable operating leases described above as of September 30, 2024 were as follows:

For year ended September 30, 2025	$13,256
Total	13,256

Less: present value discount	(134)

Total operating lease liabilities	$13,122